Note 10 - Related Party Transactions - Transactions Between Related Parties (Details) - CAD ($)	Dec. 31, 2023	Mar. 31, 2023
Current and former directors, officers and companies controlled by them [member]
Statement Line Items [Line Items]
Current and former directors, officers and companies controlled by them	$ 88,139	$ 112,975